Share-Based Compensation - Schedule of Nonvested Shares (Details) - $ / shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Nonvested Shares [Abstract]
Number of shares, Beginning balance	205,387	325,106
Weighted- Average Grant- Date Per Share Fair Value, Beginning balance	$ 4.95	$ 5.05
Number of shares, Granted	1,609,000
Weighted- Average Grant- Date Per Share Fair Value, Granted	$ 2.38
Number of shares, Vested	(873,500)
Weighted- Average Grant- Date Per Share Fair Value, Vested	$ 2.38
Number of shares, Forfeited		(27,662)
Weighted- Average Grant- Date Per Share Fair Value, Forfeited		$ 5.05
Number of shares, Ending balance	940,887	297,444
Weighted- Average Grant- Date Per Share Fair Value, Ending balance	$ 2.67	$ 5.05